Income Tax Expenses (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Income Tax Expenses [Abstract]
Summary Of Major Components Of Income Tax Expense

	2020	2021	2022
	RM	RM	RM	USD

Current income tax expense	872,882	7,460,130	917,273	208,353
Deferred tax	-	(339,650)	-	-
Overprovision in prior year	-	-	(7,508,254)	(1,705,453)
Income tax expenses	872,882	7,120,480	(6,590,981)	(1,497,100)

Summary Of Profit Before Income Tax Differs From Using Standard Rate Of Income Tax Explanatory
The tax on the Group’s profit before income tax differs from the theoretical amount that would arise using the Malaysia’s standard rate of income tax as follows

	2020	2021	2022	2022
	RM	RM	RM	USD

Profit before income tax	3,601,972	27,058,298	13,723,995	3,117,318

Tax calculated at tax rate of 24%	864,473	6,493,992	3,293,759	748,156
Effects of:
- non taxable income	-	-	(5,032,188)	(1,143,030)
- unutilised tax losses forfeited	-	-	2,437,874	553,748
- expenses not deductible for tax purposes	8,409	626,488	217,828	49,479
	872,882	7,120,480	917,273	208,353
Overprovision in prior year	-	-	(7,508,254)	(1,705,453)
Income tax expenses	872,882	7,120,480	(6,590,981)	(1,497,100)